Related Party Transactions (Details)	12 Months Ended
Dec. 31, 2019
Dandan Liu [Member]
Related Party Transaction [Line Items]
Nature of Relationship	Principal shareholder, Chief Executive Officer (“CEO”)
Rongfeng Cui [Member]
Related Party Transaction [Line Items]
Nature of Relationship	Chairman of the Board and Former CEO. Rongfeng Cui ceased to be the CEO of the Company effective August 2, 2019.
Rongbing Cui [Member]
Related Party Transaction [Line Items]
Nature of Relationship	Former Chief Financial Officer (“CFO”), Rongfeng Cui’s brother
Rongjie Cui [Member]
Related Party Transaction [Line Items]
Nature of Relationship	Rongfeng Cui’s brother
Yanjuan Wang [Member]
Related Party Transaction [Line Items]
Nature of Relationship	Rongfeng Cui’s wife
Runrang Cui [Member]
Related Party Transaction [Line Items]
Nature of Relationship	Father of Rongfeng Cui, and owner of Huangdao Dinggezhuang Kangkang Family Farm
Xiaomei Wang [Member]
Related Party Transaction [Line Items]
Nature of Relationship	Rongbing Cui’s wife
Wenbin Pang [Member]
Related Party Transaction [Line Items]
Nature of Relationship	Former Financial Director of the Company
Yan Fu [Member]
Related Party Transaction [Line Items]
Nature of Relationship	Former Sales Vice President
Jichang Zhang [Member]
Related Party Transaction [Line Items]
Nature of Relationship	Vice President of Public Affairs
Fucheng Sun [Member]
Related Party Transaction [Line Items]
Nature of Relationship	Former Chief R&D Officer
Yuxiang Qi [Member]
Related Party Transaction [Line Items]
Nature of Relationship	Dandan Liu’s mother
Tide (Shanghai) Industrial Co. Ltd. ("Tide") [Member]
Related Party Transaction [Line Items]
Nature of Relationship	Owned by Rongfeng Cui and Yanjuan Wang
Qingdao Like Pet Supplies Co., Ltd. ("Like") [Member]
Related Party Transaction [Line Items]
Nature of Relationship	Rongfeng Cui served as CEO, and Shuhua Cui, sister of Rongfeng Cui, served as the legal person. On May 26, 2016, both Rongfeng Cui and Shuhua Cui resigned from their positions, but still have significant influence on Like.
Qingdao Saike Environmental Technology Co., Ltd. ("Saike") [Member]
Related Party Transaction [Line Items]
Nature of Relationship	Owned by Rongfeng Cui and Yanjuan Wang
Huangdao Ding Ge Zhuang Kangkang Family Farm ("Kangkang Family Farm") [Member]
Related Party Transaction [Line Items]
Nature of Relationship	Controlled by Rongfeng Cui’s father
TDH Group BVBA [Member]
Related Party Transaction [Line Items]
Nature of Relationship	A Belgium company solely owned by Rongfeng Cui prior to November 30, 2018; a wholly owned subsidiary of the Company since November 30, 2018
TDH JAPAN [Member]
Related Party Transaction [Line Items]
Nature of Relationship	A Japanese company solely owned by Rongfeng Cui prior to November 30, 2018; a wholly owned subsidiary of the Company since November 30, 2018
Qingdao Yinhe Jiutian Information Technology Co., Ltd. ("Yinhe Jiutian") [Member]
Related Party Transaction [Line Items]
Nature of Relationship	Solely owned by Rongbing Cui
Huangdao Hanyinhe Software Development Center Co., Ltd. (“Hanyinhe”) [Member]
Related Party Transaction [Line Items]
Nature of Relationship	Solely owned by Xiaomei Wang
Zhenyu Trading (Qingdao) Co., Ltd. (“Zhenyu”) [Member]
Related Party Transaction [Line Items]
Nature of Relationship	Noncontrolling shareholder of Yichong prior to September 27, 2019; Sole shareholder of Yichong after September 27, 2019
Beijing Quanmin Chongai Information Technology Co., Ltd. (“Quanmin Chongai”) [Member]
Related Party Transaction [Line Items]
Nature of Relationship	Rongbing Cui serves as supervisor of Quanmin Chongai